                                                                               .
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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-E
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $1,849,663,230.31                    91,401                    53.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $455,000,000.00                  0.29487%              December 15, 2010
 Class A-2 Notes                                    $328,000,000.00                    0.800%                 March 15, 2012
 Class A-3 Notes                                    $602,000,000.00                    1.510%               January 15, 2014
 Class A-4 Notes                                    $197,300,000.00                    2.420%              November 15, 2014
 Class B Notes                                       $49,900,000.00                    3.090%                 April 15, 2015
 Class C Notes                                       $33,300,000.00                    3.420%                August 15, 2015
 Class D Notes                                       $33,300,000.00                    5.530%                   May 15, 2016
                                                     --------------
    Total                                         $1,698,800,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $7,617,327.25

PRINCIPAL:
 Principal Collections                                                                                        $37,279,441.04
 Prepayments in Full                                                                                          $27,083,172.12
 Liquidation Proceeds                                                                                                  $0.00
 Recoveries                                                                                                            $0.00
                                                                                                                       -----
    SUB TOTAL                                                                                                 $64,362,613.16
                                                                                                              --------------
COLLECTIONS                                                                                                   $71,979,940.41

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,264,648.09
 Purchase Amounts Related to Interest                                                                              $6,489.33
                                                                                                                   ---------
    SUB TOTAL                                                                                                  $1,271,137.42

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00

AVAILABLE FUNDS - TOTAL                                                                                       $73,251,077.83

FORD CREDIT AUTO OWNER TRUST 2009-E
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          1

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                                CARRYOVER          REMAINING
                                              CALCULATED AMOUNT       AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00             $0.00       $0.00       $0.00     $73,251,077.83
Servicing Fee                                     $1,541,386.03     $1,541,386.03       $0.00       $0.00     $71,709,691.80
Interest - Class A-1 Notes                           $55,902.44        $55,902.44       $0.00       $0.00     $71,653,789.36
Interest - Class A-2 Notes                          $109,333.33       $109,333.33       $0.00       $0.00     $71,544,456.03
Interest - Class A-3 Notes                          $378,758.33       $378,758.33       $0.00       $0.00     $71,165,697.70
Interest - Class A-4 Notes                          $198,944.17       $198,944.17       $0.00       $0.00     $70,966,753.53
First Priority Principal Payment                          $0.00             $0.00       $0.00       $0.00     $70,966,753.53
Interest - Class B Notes                             $64,246.25        $64,246.25       $0.00       $0.00     $70,902,507.28
Second Priority Principal Payment                $25,673,440.63    $25,673,440.63       $0.00       $0.00     $45,229,066.65
Interest - Class C Notes                             $47,452.50        $47,452.50       $0.00       $0.00     $45,181,614.15
Third Priority Principal Payment                 $33,300,000.00    $33,300,000.00       $0.00       $0.00     $11,881,614.15
Interest - Class D Notes                             $76,728.75        $76,728.75       $0.00       $0.00     $11,804,885.40
Reserve Account Deposit                                   $0.00             $0.00       $0.00       $0.00     $11,804,885.40
Regular Principal Payment                       $396,026,559.37    $11,804,885.40       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00             $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00             $0.00       $0.00       $0.00              $0.00
                                                                            -----
TOTAL                                                              $73,251,077.83


                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                 $0.00
                                                                      Second Priority Principal Payment       $25,673,440.63
                                                                      Third Priority Principal Payment        $33,300,000.00
                                                                      Regular Principal Payment               $11,804,885.40
                                                                                                              --------------
                                                                      TOTAL                                   $70,778,326.03

IV. NOTEHOLDER PAYMENTS



                         NOTEHOLDER PRINCIPAL PAYMENTS     NOTEHOLDER INTEREST PAYMENTS           TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $70,778,326.03         $155.56      $55,902.44            $0.12   $70,834,228.47             $155.68
Class A-2 Notes                  $0.00           $0.00     $109,333.33            $0.33      $109,333.33               $0.33
Class A-3 Notes                  $0.00           $0.00     $378,758.33            $0.63      $378,758.33               $0.63
Class A-4 Notes                  $0.00           $0.00     $198,944.17            $1.01      $198,944.17               $1.01
Class B Notes                    $0.00           $0.00      $64,246.25            $1.29       $64,246.25               $1.29
Class C Notes                    $0.00           $0.00      $47,452.50            $1.43       $47,452.50               $1.43
Class D Notes                    $0.00           $0.00      $76,728.75            $2.30       $76,728.75               $2.30
                                 -----                      ----------                        ----------
TOTAL                   $70,778,326.03                     $931,365.77                    $71,709,691.80

FORD CREDIT AUTO OWNER TRUST 2009-E
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          1

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                              END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $455,000,000.00             1.0000000     $384,221,673.97              0.8444432
Class A-2 Notes                                     $328,000,000.00             1.0000000     $328,000,000.00              1.0000000
Class A-3 Notes                                     $602,000,000.00             1.0000000     $602,000,000.00              1.0000000
Class A-4 Notes                                     $197,300,000.00             1.0000000     $197,300,000.00              1.0000000
Class B Notes                                        $49,900,000.00             1.0000000      $49,900,000.00              1.0000000
Class C Notes                                        $33,300,000.00             1.0000000      $33,300,000.00              1.0000000
Class D Notes                                        $33,300,000.00             1.0000000      $33,300,000.00              1.0000000
                                                     --------------             ---------      --------------              ---------
TOTAL                                             $1,698,800,000.00             1.0000000   $1,628,021,673.97              0.9583363

POOL INFORMATION
 Weighted Average APR                                                              5.051%                                     5.015%
 Weighted Average Remaining Term                                                    53.40                                      52.50
 Number of Receivables Outstanding                                                 91,401                                     89,491
 Pool Balance                                                           $1,849,663,230.31                          $1,784,032,423.05
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,665,541,495.75                          $1,606,526,559.37
 Pool Factor                                                                    1.0000000                                  0.9645174

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $18,496,632.30
Targeted Credit Enhancement Amount                                                                                    $26,760,486.35
Yield Supplement Overcollateralization Amount                                                                        $177,505,863.68
Targeted Overcollateralization Amount                                                                                $185,769,717.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $156,010,749.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $18,496,632.30
Reserve Account Deposits Made                                                                                                  $0.00
Reserve Account Draw Amount                                                                                                    $0.00
                                                                                                                               -----
Ending Reserve Account Balance                                                                                        $18,496,632.30
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $18,496,632.30

FORD CREDIT AUTO OWNER TRUST 2009-E
MONTHLY INVESTOR REPORT

Collection Period                                                                                          November 2009
Payment Date                                                                                                  12/15/2009
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     147          $3,546.01
(Recoveries)                                                                                        0              $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                       $3,546.01
Cumulative Net Losses Last Collection Period                                                                       $0.00
                                                                                                                   -----
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                               $3,546.01

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.00%

DELINQUENT RECEIVABLES:


                                                                     % OF EOP POOL   # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                        0.51%                456      $9,095,736.44
61-90 Days Delinquent                                                        0.00%                  1         $49,024.62
91-120 Days Delinquent                                                       0.00%                  0              $0.00
Over 120 Days Delinquent                                                     0.00%                  0              $0.00
                                                                             -----                  -              -----
TOTAL DELINQUENT RECEIVABLES                                                 0.51%                457      $9,144,761.06

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                         8        $221,518.52
Total Repossesed Inventory                                                                          8        $221,518.52

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0000%
Current Collection Period                                                                                         0.0023%
Three Month Average                                                                                               0.0000%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0000%
Current Collection Period                                                                                         0.0011%
Three Month Average                                                                                               0.0000%